DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus California Tax Exempt Bond Fund. For its semi-annual reporting period ended November 30, 1995, your Fund produced a total return of 3.37%.* Income dividends of approximately $.397 per share were paid,** exempt from Federal and State of California personal income taxes, which is equivalent to an annualized tax-free distribution rate per share of 5.42%.***
THE ECONOMY
    Modest economic growth and low inflation have spurred a dramatic rally in the bond market for most of 1995. The Federal Reserve Board's recent reduction of the Fed Funds rate confirms what investors had already suspected: that inflation, at least for the immediate future, is under control. Now questions abound regarding the duration of the economic recovery and the likelihood of recession.
    The economic recovery of the 1990s was productivity-driven. Corporations implemented extraordinary cost control measures that, while dramatically improving bottom line earnings, now contribute to the slow rate of employment growth. Job creation is a significant factor that affects consumer spending, and is a major component of economic activity. New job creation, currently running at the slowest pace of the post-World War II era, is worrisome. Indeed, wages and salaries grew at under 3% over the past year, barely keeping pace with inflation. Still, surveys indicate that consumers remain optimistic, despite indications that their spending is being affected by the slow growth in disposable income. Recent reports on retail sales confirm this reticence in spending. A consumer-led weakening of the economy could lead to further Federal Reserve easing of monetary policy.
    It was concern about lagging economic growth that prompted the Federal Reserve to ease the Federal Funds rate two times in 1995, first in July and then again in December. The housing market and new home construction had been helped earlier this year by low interest rates, though both have exhibited signs of weakness recently. Business capital spending, another engine of economic growth, has been solid. Exports remain another bright area of the economy. Because of the new competitiveness of American businesses abroad, the U.S. trade deficit continues to shrink. Through September, the trade deficit with Japan narrowed for the sixth consecutive month. Exports, while a relatively small component of overall economic activity in this country, provide an important support for the job market. If U.S. products lose competitiveness in world markets, foreign orders may go elsewhere and jobs could be lost here.
MARKET ENVIRONMENT
    Municipal bonds have enjoyed a dramatic bull market for the past 12 months. Current business sluggishness may result in further Fed easing next year, particularly if the Clinton Administration and Congress can arrive at a meaningful budget agreement. The prospect of a balanced Federal budget should be beneficial to the bond market since it could mean a reduction in the issuance of government securities. A similar supply situation is present in the municipal bond market. The redemption of existing municipal bonds has outpaced the rate of new issuance for two years, and is expected to recur in 1996.
    Overall, we remain confident in our optimistic view of the municipal bond market. Yet we are also mindful of the stimulatory effect of easing monetary policy, and are watchful for any signs of a reigniting of inflationary pressures in the economy.

THE PORTFOLIO
    During the reporting period, the portfolio's structure was moderately aggressive in keeping with our view of interest-rate trends. We have remained fully invested when possible to maximize income to our shareholders. Of course, we continue to closely monitor credit quality. Concern about Orange County's default has had a minimal impact on California credits as a whole, but continues to roil those issuers located within the County. In addition, real estate-related projects continue to be a source of concern as the real estate market continues to lag the improvement seen in other sectors of the California economy.
    For most of this year, market yields have declined significantly. This persistently low interest rate environment is a major threat to an income-oriented fund, such as your Dreyfus California Tax Exempt Bond Fund. The risk of early redemption of high coupon securities grows with each passing day. A principal strategy to address this risk has been to identify such securities, attempt to achieve a price above the redemption value, and reinvest proceeds at an attractive level of income. This will be an ongoing exercise in the coming year.
    With inflation low, the economy sluggish but resilient, and the Federal Reserve's outstanding track record to date, we do not envision a major sell-off due to accelerating inflation. We therefore will continue to maintain a fully invested position with strong credit quality during the coming months.
    The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and long-term focus. Our primary task _ to maximize current income exempt from Federal and California income taxes to the extent consistent with preservation of capital _ continues to guide our portfolio management decisions.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                          Very truly yours,
                          (Richard J. Moynihan  Signature logo)
                          Richard J. Moynihan
                          Director, Municipal Portfolio Management
December 21, 1995
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid. **Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.
***Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS                                                                          NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                    PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-95.6%                                                                 AMOUNT           VALUE
                                                                                                      ________        ________
CALIFORNIA-95.6%
Alameda County, COP:
    7.25%, 12/1/2014 (Insured; BIGI) (Prerefunded 12/1/2000) (a)............                     $   5,980,000    $  6,910,069
    7.25%, 12/1/2015 (Insured; BIGI) (Prerefunded 12/1/2000) (a)............                         4,045,000       4,674,119
Anaheim Electric System, COP
    6.75%, 10/1/2022 (Insured; AMBAC) (Prerefunded 10/1/2000) (a)...........                         1,500,000       1,693,785
Anaheim Public Finance Authority, Revenue:
    Electric Utility 5.75%, 10/1/2022.......................................                         5,000,000       5,037,250
    Tax Allocation 6.45%, 12/28/2018 (Insured; MBIA) (b)....................                        20,000,000      21,712,800
Bay Area Government Association, Tax Allocation Revenue
    (California Redevelopment Agency) 6%, 12/15/2024........................                        11,500,000      11,994,960
Bellflower, COP, Refunding
    (Bellflower Civic Center) 7.20%, 10/1/2019 (Insured; MBIA)..............                         1,475,000       1,633,931
Berkeley, Health Facilities Revenue, Refunding
    (Alta Bates Medical Center)  6.55%, 12/1/2022...........................                        17,000,000      17,219,980
Big Independent Cities Excess Pool Joint Power Authority, Insurance Program
Revenue
    8.25%, 3/1/2009.........................................................                        5,750,000        5,957,288
Brea Public Finance Authority, Revenue, Tax Allocation (Redevelopment
Project):
    6.75%, 8/1/2022 (Insured; MBIA) (Prerefunded 8/1/2001) (a)..............                         4,625,000       5,274,628
    6.75%, 8/1/2022 (Insured; MBIA).........................................                         1,775,000       1,938,176
Burbank Redevelopment Agency, Tax Allocation
    (City Center Redevelopment Project) 5.50%, 12/1/2023 (Insured; CGIC)....                         4,000,000       3,896,920
California:
    6.40%, 2/1/2022.........................................................                        30,000,000      30,516,600
    5.90%, 4/1/2023 ........................................................                        13,000,000      13,227,370
    6.375%, 2/1/2027 (Insured; AMBAC).......................................                        30,000,000      30,789,300
California Department of Veteran Affairs, Home Purchase Revenue
    8.30%, 8/1/2019.........................................................                         1,000,000       1,048,890
California Department of Water Resources
    (Central Valley Project) Water System Revenue:
      6.125%, Series J-2, 12/1/2013.........................................                         3,000,000       3,113,940
      Refunding 5.875%, 12/1/2025...........................................                         2,000,000       2,020,880
California Educational Facilities Authority, Revenue:
    (Claremont Colleges Pooled Facilities) 6.375%, 5/1/2022.................                         3,655,000       3,774,811
    (Loyola Marymount University) 5.75%, 10/1/2024..........................                         4,750,000       4,693,570
California Health Facilities Financing Authority, Revenue:
    (Adventist Health System-West):
      6.40%, 3/1/2002 (Insured; MBIA).......................................                         1,955,000       2,161,487
      6.50%, 3/1/2003 (Insured; MBIA).......................................                         2,140,000       2,367,161
    (Catholic Health Facilities) 5%, 7/1/2008 (Insured; MBIA)...............                         5,000,000       4,924,100

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                              NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                        PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                             AMOUNT        VALUE
                                                                                                     _____________   __________
CALIFORNIA (CONTINUED)
California Health Facilities Financing Authority, Revenue (continued):
    (Downey Community Hospital):
      5.625%, 5/15/2008.....................................................                      $  2,500,000    $  2,497,700
      5.75%, 5/15/2015......................................................                         4,750,000       4,633,198
    (Episcopal Homes Foundation) 7.75%, 7/1/2018............................                         4,270,000       4,367,997
    (Mills-Peninsula Hospital) 7.50%, 1/15/2000 (Prerefunded 1/15/1997) (a).                           800,000         848,704
    (Robert F. Kennedy Medical Center) 7.75%, 3/1/2014......................                         1,500,000       1,620,720
    (Saint Joseph's Health System) 6.75%, 7/1/2021 (Prerefunded 7/1/2001) (a)                        8,500,000       9,648,945
    (San Diego Hospital Association) 6.125%, 8/1/2022 (Insured; MBIA).......                         4,250,000       4,420,425
    (Stanford University):
      6.50%, 11/1/2020 (Prerefunded 11/1/2000) (a)..........................                         8,975,000      10,021,306
      6.50%, 11/1/2020......................................................                         1,025,000       1,068,614
    (Unihealth America) 7.625%, 10/1/2015 (Insured; AMBAC)..................                            55,000          60,594
California Housing Finance Agency:
    Home Mortage Revenue:
      6.30%, 2/1/2008.......................................................                         2,775,000       2,899,681
      6.35%, 2/1/2009.......................................................                         2,950,000       3,070,301
      6.40%, 2/1/2010.......................................................                         3,115,000       3,249,225
      8.20%, 8/1/2017.......................................................                           115,000         121,729
      8.30%, 8/1/2019.......................................................                           170,000         181,006
      6.70%, 8/1/2025.......................................................                         8,550,000       8,869,001
      7.125%, 2/1/2026......................................................                         3,690,000       3,943,282
      6.55%, 8/1/2026.......................................................                        11,250,000      11,704,163
      6.15%, 8/1/2027 (Insured; MBIA) (c)...................................                         7,000,000       7,046,970
      7.65%, 8/1/2029.......................................................                        11,150,000      11,816,213
    MFHR 6.30%, 8/1/2026 (Insured; AMBAC)...................................                         7,150,000       7,240,162
    Multi-Unit Rental Housing Revenue 6.85%, 8/1/2015.......................                         3,140,000       3,292,102
    Single Family Mortgage:
      6.25%, 8/1/2014 (Insured; AMBAC)......................................                         3,650,000       3,713,766
      6.25%, 2/1/2018 (Insured; FHA)........................................                         2,000,000       2,036,640
      6.30%, 8/1/2024.......................................................                         8,000,000       8,159,680
      6.45%, 8/1/2025.......................................................                        15,355,000      15,829,623
      Revenue 6.25%, 8/1/2027 (Insured; AMBAC)..............................                         6,600,000       6,697,614
California Pollution Control Financing Authority:
    PCR:
      (Pacific Gas & Electric Co.):
          6.35%, 6/1/2009...................................................                         5,000,000       5,230,000
          5.85%, 12/1/2023 (Insured: AMBAC).................................                         5,000,000       5,031,950
          5.85%, 12/1/2023 (Insured; MBIA) .................................                        20,000,000      20,127,800
      (Southern California Edison Co.):
          6.40% 12/1/2024...................................................                        12,600,000      12,981,906
          6.40%, 12/1/2024 (Insured; AMBAC).................................                         4,125,000       4,384,339

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                                 _____________    ___________
CALIFORNIA (CONTINUED)
California Pollution Control Financing Authority (continued):
    PCR (continued):
      (Southern California Edison Co.) (continued):
          6.40% 12/1/2024 (Insured; FGIC)...................................                   $    10,000,000    $ 10,628,700
    RRR (Waste Management Inc.) 7.15%, 2/1/2011.............................                        17,500,000      19,237,050
    SWDR:
      (Browning Ferris Industry) 6.75%, 9/1/2019............................                         3,400,000       3,591,794
      (Keller Canyon Landfill Co. Project) 6.875%, 11/1/2027................                         7,440,000       7,910,506
California Public Works Board, LR:
    (California State University Library Project) 6.25%, 9/1/2016...........                        11,900,000      12,224,513
    (Community College Projects) 6%, 10/1/2014..............................                        11,000,000      11,090,530
    (Department of Corrections, California State Prison, Susanville)
      5.375%, 6/1/2018 (Insured; MBIA)......................................                         5,000,000       4,923,050
    (Department of Corrections, Calipatria State Prison, Imperial County)
      6.50%, 9/1/2017 (Insured; MBIA).......................................                        10,000,000      11,273,600
    (Department of Corrections, Madera State Prison):
      6%, 6/1/2009..........................................................                         7,870,000       8,310,799
      (Franchise Tax Board) 6.25%, 9/1/2011.................................                         3,500,000       3,617,810
    (Various University of California Projects):
      5.50%, 6/1/2014.......................................................                         6,750,000       6,563,093
      6.70%, 10/1/2017......................................................                         8,000,000       8,568,560
      5.50%, 12/1/2018......................................................                         4,750,000       4,573,158
      6.375%, 10/1/2019.....................................................                        12,775,000      13,290,855
California Statewide Community Development Authority:
    (Pacific Homes) 6%, 4/1/2017............................................                         7,500,000       7,512,525
    Revenue:
      COP (Saint Joseph Health System):
          Refunding 5.50%, 7/1/2009.........................................                         8,645,000       8,720,817
          Refunding 5.50%, 7/1/2010.........................................                         9,115,000       9,112,721
          6.50%, 7/1/2015...................................................                         7,000,000       7,483,140
      (Insured Health Facilities, Unihealth) 5.50%, 10/1/2014 (Insured; AMBAC)                      11,750,000      11,674,095
      (Oakland Convention Center Project) 5.50%, 10/1/2014 (Insured; AMBAC).                        12,000,000      11,826,120
Calleguas Municipal Water District, COP
    6.25%, 7/1/2017 (Insured; AMBAC) (Prerefunded 7/1/2001) (a).............                        15,000,000      16,714,350
Central Basin Municipal Water District, COP
    (Century Reclamation Program)
    6.875%, 2/1/2016 (Insured; FGIC) (Prerefunded 2/1/2000) (a).............                         2,935,000       3,287,552
Central California Joint Powers Health Financing Authority, COP, Refunding
    (Community Hospitals of Central California Project) 5.25%, 2/1/2013.....                         5,750,000       5,364,175
Central Coast Water Authority, Revenue
    (State Water Project Regional Facilities) 6.60%, 10/1/2022 (Insured; AMBAC)                      3,800,000       4,138,732

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                      AMOUNT           VALUE
                                                                                               ________________   ___________
CALIFORNIA (CONTINUED)
Chico Public Financing Authority, Revenue
    (Southeast Chico Redevelopment Project) 6.625%, 4/1/2021 (Insured; FGIC)                      $  9,235,000    $  9,877,756
Contra Costa County, COP (Merrithew Memorial Hospital) 6.60%, 11/1/2012.....                        10,000,000      10,582,500
Corona Community Facilities District, Special Tax, Refunding:
    7.60%, 9/1/2013.........................................................                         5,755,000       6,085,049
    7.60%, 9/1/2017.........................................................                         3,000,000       3,114,930
    7.70%, 9/1/2019.........................................................                         2,000,000       2,126,800
Dos Palos Public Financing Authority, Local Agency Revenue 7.90%, 10/1/2020.                         8,615,000       8,565,291
East Bay Municipal Utilities District, Revenue:
    Wastewater Treatment System:
      Refunding 5.50%, 6/1/2013 (Insured; AMBAC)............................                        16,900,000      16,862,313
      Refunding 5.55%, 6/1/2020 (Insured; AMBAC)............................                        26,500,000      26,464,490
      7.20%, 6/1/2020 (Insured; AMBAC) (Prerefunded 6/1/2000) (a)...........                         3,325,000       3,792,894
    Water System:
      6%, 6/1/2020..........................................................                         5,900,000       6,063,961
      6.375%, 6/1/2021 (Insured; AMBAC) (Prerefunded 12/1/2001) (a).........                        22,000,000      24,795,980
Emeryville Public Financing Authority, Revenue
    (Shellmound Park Redevelopment Project) 6.80%, 5/1/2024.................                         2,365,000       2,458,749
Fairfield Public Financing Authority, Revenue  (Fairfield Redevelopment
Projects)
    5.50%, 8/1/2023 (Insured; CGIC).........................................                         9,000,000       8,768,430
Folsom, Special Tax (Community Facilities District Number 3) 7.80%, 12/1/2015                        1,900,000       2,023,367
Folsom Public Financing Authority, Local Agency Revenue
    7.90%, 10/1/2019........................................................                        18,120,000      18,824,687
Fontana, Special Tax (Community Facilities District Number 3) (Hunter's
Ridge):
    8.60%, 10/1/2010........................................................                         5,500,000       5,109,005
    8.70%, 10/1/2015........................................................                        11,500,000      10,681,545
Fontana Redevelopment Agency, MFHR, Refunding
    (Village Drive) 7.15%, 5/1/2028 (Insured; FHA)..........................                         3,970,000       4,200,895
Foothill, Eastern Transportation Corridor Agency, Toll Road Revenue:
    6.50%, 1/1/2032.........................................................                         3,400,000       3,484,796
    6%, 1/1/2034............................................................                        18,875,000      18,554,691
Fresno Health Facilities, Revenue (Holy Cross Health System Corp.)
    5.625%, 12/1/2015 (Insured; MBIA).......................................                         7,000,000       7,031,850
Hesperia Water District, COP, Refunding
    (Water Facilities Improvement Project) 7.15%, 6/1/2026 (Insured; FGIC)..                         4,500,000       5,078,475
Industry Urban Development Agency, Refunding (Civic Recreational Project):
    7.375%, 5/1/2015 (Prerefunded 5/1/1997) (a).............................                           765,000         818,573
    7.375%, 5/1/2015........................................................                           235,000         245,422
Inglewood, HR (Daniel Freeman Hospital, Inc.) 6.75%, 5/1/2013...............                         6,300,000       6,646,626

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                       AMOUNT             VALUE
                                                                                                _______________   _____________
CALIFORNIA (CONTINUED)
La Mirada Redevelopment Agency,
    5.90%, 8/15/2024 (Insured; CGIC)........................................                     $   5,000,000    $  5,107,650
Lancaster Redevelopment Agency, Tax Allocation, Refunding
    (Lancaster Redevelopment Project)
    5.80%, 8/1/2023 (Insured; MBIA).........................................                         6,000,000       6,091,260
La Verne Community Facilities District, Special Tax
    (Koll Business Center) 7.875%, 3/1/2014.................................                         3,625,000       3,898,615
Lake Elsinore Public Financing Authority, Revenue:
    Local Agency:
      7.50%, 10/1/2010......................................................                         1,100,000       1,012,275
      8%, 10/1/2020.........................................................                         8,520,000       8,122,883
      7.75%, 10/1/2021......................................................                         5,000,000       4,633,700
    Tax Allocation
      (Lake Elsinore Redevelopment Project) 6.25%, 2/1/2019 (Insured; FGIC).                         4,220,000       4,395,594
Loma Linda, HR, Refunding (Loma Linda University Medical Center Project)
    7%, 12/1/2015 (Insured; AMBAC)..........................................                        12,355,000      13,640,908
Long Beach:
    COP (Airport Improvements Project)
      6.95%, 6/1/2016 (Insured; MBIA) (Prerefunded 6/1/1999) (a)............                         4,000,000       4,444,800
    Harbor Revenue 5.375%, 5/15/2020 (Insured; MBIA)........................                        31,285,000      30,292,014
Los Angeles:
    Home Mortgage Revenue 9.875%, 12/1/2004.................................                            10,000          10,146
    Wastewater System Revenue:
      Refunding 7%, 6/1/2011 (Insured; AMBAC)...............................                         2,830,000       3,100,039
      Refunding 6%, 12/1/2018 (Insured; FGIC)...............................                        14,600,000      15,110,416
      6.80%, 8/1/2019 (Prerefunded 8/1/1998) (a)............................                         1,050,000       1,143,954
      5.875%, 6/1/2024 (Insured; MBIA)......................................                         5,000,000       5,110,050
Los Angeles Community Redevelopment Agency, Tax Allocation:
    (Bunker Hill Project)
      5.625%, 12/1/2023 (Insured; FSA)......................................                         9,290,000       9,225,249
    (Hollywood Redevelopment Project) 6.10%, 7/1/2022 (Insured; MBIA).......                         4,900,000       5,114,081
Los Angeles County, COP:
    (Disney Parking Project)
      6.50%, 3/1/2023.......................................................                         7,440,000       7,565,662
    (Edmund D. Edelman Childrens' Court) 6%, 4/1/2012 (Insured; AMBAC)......                         9,000,000       9,379,350
    (Van Nuys Courthouse Project) 9%, 6/1/2015 (Prerefunded 6/1/1996) (a)...                           225,000         235,654
Los Angeles County Health Facilities Authority, LR (Olive View Medical
Center)
    7.50%, 3/1/2008 (Prerefunded 3/1/1998) (a)..............................                         1,980,000       2,160,774
Los Angeles County Metropolitan Transportation Authority,
    Sales Tax Revenue:
      Refunding 5.50%, 7/1/2013.............................................                         4,750,000       4,673,573

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                               NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT            VALUE
                                                                                                  _____________    ____________
CALIFORNIA (CONTINUED)
Los Angeles County Metropolitan Transportation Authority (continued),
    Sales Tax Revenue (continued):
      5.50%, 7/1/2017 (Insured; AMBAC)......................................                      $  5,000,000    $  4,990,350
      Refunding 5%, 7/1/2021 (Insured; FGIC)................................                         7,000,000       6,581,470
      5.25%, 7/1/2023 (Insured; AMBAC)......................................                         3,800,000       3,699,908
Los Angeles County Public Works Financing Authority, Revenue, Refunding
    5%, 3/1/2011............................................................                         3,000,000       2,907,930
Los Angeles County Sanitation Districts Financing Authority, Revenue
    (Capital Projects) 5.375%, 10/1/2013....................................                         4,000,000       3,950,000
Los Angeles County Transport Commission, Sales Tax Revenue,
    Refunding 5.75%, 7/1/2018...............................................                         2,150,000       2,127,103
Los Angeles Department Water and Power, Revenue:
    Electric Plant:
      5.30%, 2/15/2025......................................................                         4,200,000       4,039,896
      Crossover Refunding:
          5.375%, 9/1/2023..................................................                         2,000,000       1,932,720
          5.25%, 11/15/2026 (Insured; MBIA).................................                        15,000,000      14,520,600
          5.25%, 11/15/2026 (Insured; FGIC).................................                         5,750,000       5,566,230
          5.875%, 9/1/2030 (Insured; FGIC)..................................                         4,500,000       4,586,490
      7.10%, 1/15/2031......................................................                         2,160,000       2,455,121
    Waterworks, Refunding:
      5.90%, 5/15/2011 (Insured; FGIC)......................................                         2,190,000       2,314,239
      6.40%, 5/15/2028......................................................                         2,435,000       2,575,037
      6.375%, 7/1/2034 (Insured; MBIA)......................................                        12,000,000      12,848,400
Los Angeles Harbor Department, Revenue:
    6.625%, 8/1/2019........................................................                         3,855,000       4,121,727
    6.625%, 8/1/2019 (Insured; AMBAC).......................................                         6,000,000       6,502,920
    6.625%, 8/1/2025........................................................                        17,780,000      19,010,198
Los Angeles Municipal Improvement Corp., LR, Refunding
    (Central Library Project):
      5.375%, 6/1/2011......................................................                         3,725,000       3,595,892
      6.30%, 6/1/2016.......................................................                         3,500,000       3,586,660
      6.30%, 6/1/2018.......................................................                         4,250,000       4,358,120
      6.35%, 6/1/2020.......................................................                         7,700,000       7,910,980
Mesa Consolidated Water District, COP
    (Mesa Consolidated Water Improvement Co.-Capital Improvement)
    7.625%, 3/15/2008 (Insured; AMBAC) (Prerefunded 3/15/1998) (a)..........                         1,500,000       1,648,695
Metropolitan Water District of Southern California, Waterworks Revenue,
    6.75%, 7/1/2018 (Prerefunded 7/1/2001) (a)..............................                         4,750,000       5,392,058
M-S-R Public Power Agency, Revenue (San Juan Project)
    6.50%, 7/1/2017 (Insured; MBIA).........................................                         3,200,000       3,435,200

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                              NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                       AMOUNT           VALUE
                                                                                                ______________    ____________
CALIFORNIA (CONTINUED)
Modesto, Multi-Family Housing Mortage Revenue, Refunding 6.40%, 6/1/2029....                      $  7,723,000    $  7,885,183
Moreno Valley Unified School District,
    Community Facilities District, Special Tax:
      7.65%, 8/15/2009......................................................                         5,000,000       5,277,650
      7.70%, 8/15/2014......................................................                         9,000,000       9,465,660
Moulton Niguel Water District (Improvement District Number 6)
    7.25%, 4/1/2016 (Insured; AMBAC) (Prerefunded 4/1/2000) (a).............                         5,000,000       5,692,600
Mount Diablo Hospital District, Revenue
    6.125%, 12/1/2020 (Insured; AMBAC) (Prerefunded 12/1/2000) (a)..........                         5,000,000       5,523,400
Mount Diablo Unified School District, Community Facilities District Special
Tax
    7.05%, 8/1/2020 (Insured; FGIC).........................................                         3,500,000       3,912,160
Northern California, Transmission Revenue
    (California-Oregon Transmission Project):
      6.50%, 5/1/2016 (Insured; MBIA).......................................                         2,250,000       2,438,235
      6%, 5/1/2024 (Insured; MBIA)..........................................                         5,000,000       5,140,200
Northern California Power Agency, Power Revenue:
    (Hydroelectric Project) 7%, 7/1/2016 (Insured; AMBAC) (Prerefunded 1/1/2016) (a)                   670,000         819,176
    Refunding 7.50%, 7/1/2023 (Insured; AMBAC) (Prerefunded 7/1/2021) (a)...                           375,000         467,708
Palm Springs Unified School District
    6.125%, 2/1/2020 (Insured; MBIA)........................................                         4,000,000       4,185,120
Pasadena, COP, Refunding (Capital Project) 5.75%, 1/1/2013..................                         1,500,000       1,501,350
Pasadena Community Development Commission, MFHR, (Civic Center)
    6.45%, 12/1/2021 (Insured; FSA).........................................                        15,000,000      15,255,750
Port of Oakland, Revenue:
    Port:
      6.50%, 11/1/2016 (Insured; MBIA)......................................                         8,300,000       8,881,498
      6.40%, 11/1/2022 (Insured; MBIA)......................................                        10,000,000      10,645,300
    Special Facilities
      (Mitsui O.S.K. Lines Ltd.) 6.80%, 1/1/2019 (LOC; Industrial Bank of Japan) (d)                 2,000,000       2,085,580
Rancho Cucamonga Redevelopment Agency, Tax Allocation
    (Rancho Cucamonga Redevelopment Project):
      7.125%, 9/1/2019 (Prerefunded 9/1/1999) (a)...........................                         2,545,000       2,858,493
      7.125%, 9/1/2019 (Insured; MBIA)......................................                         2,455,000       2,711,621
      6.75%, 9/1/2020 (Insured; MBIA).......................................                         1,665,000       1,797,917
      6.75%, 9/1/2020 (Insured; MBIA) (Prerefunded 9/1/1999) (a)............                         1,835,000       2,037,309
Redding Redevelopment Agency, TAN, Refunding
    (Canby, Hilltop, Cypress) 5%, 9/1/2023 (Insured; CGIC)..................                         1,285,000       1,187,983
Redlands, COP, 7%, 12/1/2022 (Insured; MBIA) (Prerefunded 12/1/2000) (a)....                         2,600,000       2,974,010
Riverside County Asset Leasing Corp., Leasehold Revenue
    (Riverside County Hospital Project) 6.25%, 6/1/2019.....................                         7,500,000       7,576,050

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                               NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                                  _____________    _____________
CALIFORNIA (CONTINUED)
Riverside County Community Facilities District, Special Tax:
    7.80%, 9/1/2015.........................................................                      $  7,000,000   $   4,970,000
    8.25%, 9/1/2016.........................................................                         4,730,000       4,526,090
Sacramento, COP (Refunding-Public Facilities Project) 6%, 7/1/2012..........                         6,000,000       6,163,140
Sacramento City Financing Authority, Revenue
    6.80%, 11/1/2020 (Prerefunded 11/1/2001) (a)............................                         2,800,000       3,213,756
Sacramento County, COP (Cherry Island Golf Course Project)
    8.125%, 12/1/2018 (Prerefunded 12/1/1998) (a)...........................                         1,500,000       1,708,860
Sacramento Municipal Utility District, Electric Revenue
    5.75%, 1/1/2015 (Insured; MBIA).........................................                         6,100,000       6,195,282
Saddleback Community College District, COP
    7%, 8/1/2019 (Insured; BIGI)............................................                         2,875,000       3,155,485
San Bernardino County, COP:
    (Capital Facilities Project)
      6.875%, 8/1/2024......................................................                         5,000,000       6,153,700
    (Refunding, Medical Center Financing Project)
      5.50%, 8/1/2024.......................................................                         4,400,000       3,997,268
    (West Valley Detention Center)
      5.90%, 11/1/2001 (Insured; MBIA)......................................                         1,565,000       1,691,186
San Diego, IDR, Refunding
    (San Diego Gas and Electric):
      5.90%, 6/1/2018 (Insured; AMBAC)......................................                         5,000,000       5,103,850
      5.90%, 9/1/2018 (Insured; AMBAC)......................................                         4,250,000       4,339,590
San Elijo Joint Powers Authority, Revenue
    (San Elijo Water Pollution Control Project)
    7%, 3/1/2020 (Insured; FGIC) (Prerefunded 3/1/2000) (a).................                         5,500,000       6,197,235
San Francisco City and County:
    COP (25 Van Ness Avenue Project) 6%, 9/1/2016...........................                         2,350,000       2,363,466
    Sewer Revenue:
      Refunding 5.90%, 10/1/2007 (Insured; AMBAC)...........................                        10,000,000      10,683,600
      Refunding 5.90%, 10/1/2008 (Insured; AMBAC)...........................                        15,000,000      15,915,150
      6.50%, 10/1/2021 (Insured; AMBAC) (Prerefunded 10/1/1999) (a).........                           500,000         551,660
    SFMR, (GNMA/FNMA Mortgage Backed Securities Program) 7.45%, 1/1/2024....                           270,000         286,797
San Francisco City and County Airports Commission, International Airport
Revenue,
    Refunding:
      6.10%, 5/1/2003 (Insured; AMBAC)......................................                         3,000,000       3,290,880
      6.20%, 5/1/2004 (Insured; AMBAC)......................................                         1,500,000       1,650,464
      6.20%, 5/1/2008 (Insured; AMBAC)......................................                         2,500,000       2,708,650
      6.50%, 5/1/2013 (Insured; AMBAC)......................................                         2,250,000       2,444,670

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                              NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                     PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                            AMOUNT          VALUE
                                                                                                    ____________  _____________
CALIFORNIA (CONTINUED)
San Francisco City and County Public Utilities Commission, Water Revenue
    6.50%, 11/1/2017........................................................                      $  3,500,000    $  3,763,094
San Francisco City and County Redevelopment Agency, Multi-Family Revenue
    (South Beach Project) 5.50%, 3/1/2014...................................                         4,500,000       4,398,254
San Gabriel Valley Schools Financing Authority, Revenue, Refunding
    (Pomona Unified School District) 5.50%, 2/1/2024........................                         4,500,000       4,250,880
San Jacinto Community Facilities District, Special Tax 7.75%, 9/1/2005......                         1,100,000         759,000
San Jose Redevelopment Agency, Tax Allocation
    (Redevelopment Project) 5.75%, 8/1/2024.................................                        10,525,000      10,385,753
San Marcos Public Facilities Authority, Tax Allocation Revenue:
    6%, 1/1/2006 (Prerefunded 1/1/2002) (a).................................                        13,000,000      14,372,540
    5.50%, 8/1/2023.........................................................                         8,000,000       7,837,840
San Marcos Special Tax Community Facilities District 88-1
    7.625%, 9/1/2019........................................................                         4,475,000       4,656,102
San Mateo County, COP (Capital Projects Program)
    6.50%, 7/1/2017 (Insured; MBIA) (Prerefunded 7/1/2001) (a)..............                         6,000,000       6,759,660
San Mateo Joint Powers Financing Authority, LR
    (San Mateo County Health Care Center) 5.75%, 7/15/2022 (Insured; FSA)...                         2,150,000       2,164,275
Santa Barbara, COP, Refunding (Water System Improvement Project)
    6.70%, 4/1/2027 (Insured; AMBAC)........................................                         4,000,000       4,356,240
Santa Clara County, COP (Capital Project)
    6.25%, 10/1/2016 (Insured; AMBAC).......................................                        10,000,000      10,488,400
Santa Cruz County, COP (Capital Facilities Project)
    6.70%, 9/1/2020 (Insured; MBIA).........................................                         5,000,000       5,444,000
Santa Cruz County Public Financing Authority, Revenue, Refunding
    7.10%, 9/1/2021 (Insured; MBIA).........................................                         6,500,000       7,201,350
Santa Rosa, Mortgage Revenue, Refunding
    (Redwood Park Apartments Projects) 5.625%, 1/1/2026.....................                         3,310,000       3,195,903
Southern California Public Power Authority, Revenue:
    Power Project (Multiple Projects)
      5.50%, 7/1/2020.......................................................                           675,000         649,032
    Transmission Project (Refunding - Southern Transmission Project)
      6.125%, 7/1/2018......................................................                         1,470,000       1,515,393
Southern California Rapid Transportation District, COP (Workers Compensation
Fund)
    6.50%, 7/1/2007 (Insured; MBIA).........................................                        22,900,000      25,114,430
University of California:
    COP (UCLA Central Chiller/Cogeneration):
      6.25%, 11/1/2009 (Prerefunded 11/1/1999) (a)..........................                         3,000,000       3,280,110

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                      AMOUNT               VALUE
                                                                                            ________________    _____________
CALIFORNIA (CONTINUED)
University of California (continued):
    COP (UCLA Central Chiller/Cogeneration) (continued):
      5.50%, 11/1/2017......................................................                      $  7,000,000   $   6,804,350
    Revenue (Multiple Purpose Projects):
      5.125%, 9/1/2013 (Insured; AMBAC).....................................                         4,845,000       4,728,767
      6.375%, 9/1/2024 (Insured; MBIA)......................................                         4,000,000       4,267,320
Wasco Public Finance Authority, Local Agency Revenue
    7.75%, 10/1/2019........................................................                        17,050,000      11,082,500
West Basin Municipal Water District, COP
    6.85%, 8/1/2016 (Insured; AMBAC) (Prerefunded 8/1/2000) (a).............                         6,000,000       6,779,880
West Sacramento Financing Authority, Water System Revenue
    (Improvement Project) 5.50%, 8/1/2015 (Insured; FGIC)...................                         4,500,000       4,470,210
                                                                                                  ____________   _____________
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
    (cost $1,373,254,514)...................................................                                    $1,442,777,297
                                                                                                                ==============
SHORT-TERM MUNICIPAL INVESTMENTS-4.4%
CALIFORNIA-4.3%
Anaheim, COP, VRDN (Refunding Project)
    3.85% (Insured; AMBAC) (LOC; Industrial Bank of Japan) (d,e)............                         7,500,000       7,500,000
California Department of Water Resources, Water Revenue, CP 3.45%, 12/4/1995                         7,936,000       7,936,000
California Health Facilities Financing Authority, Revenue, VRDN
    (Scripps Memorial Hospital) 3.40% (e)...................................                         8,900,000       8,900,000
California Pollution Control Financing Authority, RRR, VRDN
    (Delano Project) 3.75% (LOC; ABN Ambro Bank N.V.) (d,e).................                         2,900,000       2,900,000
California Statewide Community Development Authority, VRDN
    Apartment Development Revenue, Refunding 3.45% (e)......................                           400,000         400,000
    IDR (Howard Leight Project) 4.15% (LOC; Sanwa Bank) (d,e)...............                         3,500,000       3,500,000
Los Angeles County, TRAN 4.50%, 7/1/1996....................................                         5,000,000       5,030,850
Los Angeles County Metropolitian Transportation Authority, Sales Tax Revenue,
Refunding
    VRDN 4% (Insured; MBIA) (LOC; Industrial Bank of Japan) (d,e)...........                         5,000,000       5,000,000
San Francisco City and County Redevelopment Agency, Multi-Family Revenue,
    VRDN (Bayside Village Project):
      3.55%, Series A (LOC; Industrial Bank of Japan) (d,e).................                        12,100,000      12,100,000
      3.55%, Series B (LOC; Industrial Bank of Japan) (d,e).................                        11,000,000      11,000,000


DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                               PRINCIPAL
SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   AMOUNT              VALUE
                                                                                           _________________   ______________
U.S. RELATED-.1%
Commonwealth of Puerto Rico, Government Development Bank, Refunding,
    VRDN 3.30% (LOC; Credit Suisse) (d,e)...................................                      $  2,000,000    $  2,000,000
                                                                                                                   ___________
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
    (cost $66,258,739)......................................................                                      $ 66,266,850
                                                                                                                 =============
TOTAL INVESTMENTS-100.0%
    (cost $1,439,513,253)...................................................                                    $1,509,044,147
                                                                                                                ==============



SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      LR      Lease Revenue
BIGI          Bond Investors Guaranty Insurance                  LOC     Letter of Credit
CGIC          Capital Guaranty Insurance Corporation             MBIA    Municipal Bond Investors Assurance
COP           Certificate of Participation                                    Insurance Corporation
CP            Commercial Paper                                   MFHR    Multi-Family Housing Revenue
FGIC          Financial Guaranty Insurance Company               PCR     Pollution Control Revenue
FHA           Federal Housing Administration                     RRR     Resources Recovery Revenue
FNMA          Federal National Mortgage Association              SWDR    Solid Waste Disposal Revenue
FSA           Financial Security Assurance                       SFMR    Single Family Mortgage Revenue
GNMA          Government National Mortgage Association           TAN     Tax Anticipation Notes
HR            Hospital Revenue                                   TRAN    Tax and Revenue Anticipation Notes
IDR           Industrial Development Revenue                     VRDN    Variable Rate Demand Notes


SUMMARY OF COMBINED RATINGS
FITCH (F)              OR         MOODY'S         OR         STANDARD & POOR'S            PERCENTAGE OF VALUE
----------                        --------                   ------------------           -------------------
AAA                                Aaa                            AAA                               54.8%
AA                                 Aa                             AA                                12.9
A                                  A                              A                                 17.7
BBB                                Baa                            BBB                                2.2
F1                                 MIG1/P1                        SP1/A1                             4.2
Not Rated (g)                      Not Rated (g)                  Not Rated (g)                      8.2
                                                                                                  _________
                                                                                                   100.0%
                                                                                                  =========

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bond in full at the earliest refunding date.
    (b) Partially held by custodian as collateral for delayed delivery security.
    (c)  Purchased on a delayed delivery basis.
    (d)  Secured by letters of credit.
    (e) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (f) Fitch currently provides creditworthiness information for a limited number of investments.
    (g)  Securities which, while not rated by Fitch, Moody's or Standard &
    Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

See independent accountants' review report and notes to financial statements.



DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                              NOVEMBER 30, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $1,439,513,253)-see statement...................................                                    $1,509,044,147
    Cash....................................................................                                         1,160,742
    Interest receivable.....................................................                                        28,223,425
    Receivable for investment securities sold...............................                                         5,818,029
    Receivable for Common Stock subscribed..................................                                           990,000
    Prepaid expenses........................................................                                            21,637
                                                                                                                 _____________
                                                                                                                 1,545,257,980
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                   $     761,115
    Payable for investment securities purchased.............................                      41,243,070
    Payable for Common Stock redeemed.......................................                         166,492
    Accrued expenses and other liabilities                                                            92,678        42,263,355
                                                                                              ______________    ______________
NET ASSETS  ................................................................                                    $1,502,994,625
                                                                                                                ==============
REPRESENTED BY:
    Paid-in capital.........................................................                                    $1,465,460,891
    Accumulated net realized (loss) on investments..........................                                       (31,997,160)
    Accumulated net unrealized appreciation on investments-Note 3...........                                        69,530,894
                                                                                                                 _____________
NET ASSETS at value applicable to 102,819,570 outstanding shares of
    Common Stock, equivalent to $14.62 per share (300 million shares of
    $.01 par value authorized)..............................................                                    $1,502,994,625
                                                                                                                ==============

STATEMENT OF OPERATIONS                                                      SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                     $  46,021,185
    EXPENSES:
      Management fee-Note 2(a)..............................................                    $  4,437,942
      Shareholder servicing costs-Note 2(b).................................                         426,812
      Professional fees.....................................................                          54,349
      Custodian fees........................................................                          51,746
      Prospectus and shareholders' reports..................................                          35,104
      Directors' fees and expenses-Note 2(c)................................                          26,418
      Registration fees.....................................................                          15,351
      Miscellaneous.........................................................                          37,606
                                                                                             _______________
          TOTAL EXPENSES....................................................                                         5,085,328
                                                                                                                ______________
          INVESTMENT INCOME-NET.............................................                                        40,935,857
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                    $  3,886,759
    Net unrealized appreciation on investments..............................                       5,055,294
                                                                                             _______________
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                         8,942,053
                                                                                                                ______________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                    $   49,877,910
                                                                                                                ===============

See independent accountants' review report and notes to financial statements.


DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                         YEAR ENDED         SIX MONTHS ENDED
                                                                                           MAY 31,          NOVEMBER 30, 1995
                                                                                            1995               (UNAUDITED)
                                                                                      ________________      _________________
OPERATIONS:
    Investment income-net..............................................                 $  88,762,640        $     40,935,857
    Net realized gain (loss) on investments............................                   (35,847,441)              3,886,759
    Net unrealized appreciation on investments for the period..........                    28,991,441               5,055,294
                                                                                      ________________      _________________
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............                    81,906,640              49,877,910
                                                                                      ________________      _________________
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net..............................................                   (88,762,640)            (40,935,857)
    Net realized gain on investments...................................                    (5,043,994)                --
                                                                                      ________________      _________________
      TOTAL DIVIDENDS..................................................                   (93,806,634)            (40,935,857)
                                                                                      ________________      _________________
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold......................................                   774,956,088             629,555,898
    Dividends reinvested...............................................                    59,447,230              25,932,935
    Cost of shares redeemed............................................                  (923,531,181)           (719,190,671)
                                                                                      ________________      _________________
      (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS.........                   (89,127,863)            (63,701,838)
                                                                                      ________________      _________________
          TOTAL (DECREASE) IN NET ASSETS...............................                  (101,027,857)            (54,759,785)
NET ASSETS:
    Beginning of period................................................                 1,658,782,267           1,557,754,410
                                                                                      ________________      _________________
    End of period......................................................                $1,557,754,410          $1,502,994,625
                                                                                      ================      ==================

                                                                                         SHARES                   SHARES
                                                                                      ________________       _________________
CAPITAL SHARE TRANSACTIONS:
    Shares sold........................................................                    54,884,789              43,951,044
    Shares issued for dividends reinvested.............................                     4,208,309               1,807,117
    Shares redeemed....................................................                   (65,606,330)            (50,082,826)
                                                                                      ________________       ________________
      NET (DECREASE) IN SHARES OUTSTANDING.............................                    (6,513,232)             (4,324,665)
                                                                                      ================       =================



See independent accountants' review report and notes to financial statements.


DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                           SIX MONTHS ENDED
                                                                          YEAR ENDED MAY 31,               NOVEMBER 30, 1995
                                                              ______________________________________-__   ____________________
PER SHARE DATA:                                               1991      1992     1993    1994     1995         (UNAUDITED)
                                                              ------   ------   ------   ------   -----         ----------
    Net asset value, beginning of period.........             $14.43   $14.66   $14.82   $15.34   $14.59          $14.54
                                                              ------   ------   ------   ------   -----         ----------
    INVESTMENT OPERATIONS:
    Investment income-net............                            .99      .93      .89      .84      .82             .40
    Net realized and unrealized gain (loss)
      on investments.................                            .23      .20      .66     (.57)    --               .08
                                                              ------   ------   ------   ------   -----         ----------
      TOTAL FROM INVESTMENT OPERATIONS                          1.22     1.13     1.55      .27      .82             .48
                                                              ------   ------   ------   ------   -----         ----------
    DISTRIBUTIONS:
    Dividends from investment income-net                        (.99)    (.93)    (.88)    (.85)    (.82)           (.40)
    Dividends from net realized gain
      on investments.................                           --       (.04)    (.15)    (.17)    (.05)            --
                                                              ------   ------   ------   ------   -----         ----------
      TOTAL DISTRIBUTIONS............                           (.99)    (.97)   (1.03)   (1.02)    (.87)           (.40)
                                                              ------   ------   ------   ------   -----         ----------
    Net asset value, end of period...                         $14.66   $14.82   $15.34   $14.59   $14.54          $14.62
                                                              ======   ======   ======   ======   ======       ===========
TOTAL INVESTMENT RETURN..............                           8.75%    7.90%   10.89%    1.58%    5.93%           6.72%(1)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                      .69%     .68%     .69%     .70%     .71%            .69%(1)
    Ratio of net investment income to
      average net assets.............                           6.82%    6.32%    5.88%    5.46%    5.77%           5.52%(1)
    Portfolio Turnover Rate..........                          55.82%   45.58%   41.40%   28.14%   39.85%          16.86%(2)
    Net Assets, end of period
      (000's Omitted)................                     $1,629,837 $1,751,880 $1,834,956 $1,658,782 $1,557,754    $1,502,995
    (1) Annualized.
    (2)  Not annualized.


See independent accountants' review report and notes to financial statements.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    (A) PORTFOLIO VALUATION: The Fund's investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    The Fund has an unused capital loss carryover of approximately $2,069,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 1995. The carryover does not include net realized securities losses from November 1, 1994 through May 31, 1995 which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not applied, the carryover expires in fiscal 2003.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, interest on borrowings, brokerage commissions and extraordinary expenses, exceed 1 1/2% of the average value of the Fund's net assets for any full fiscal year. There was no expense reimbursement for the six months ended November 30, 1995.
    Effective December 1, 1995, Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, serves as the Fund's Transfer and Dividend Disbursing Agent.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended November 30, 1995, the Fund was charged an aggregate of $98,069 pursuant to the Shareholder Services Plan.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the six months ended November 30, 1995, amounted to $241,895,647 and $252,404,406, respectively.
    At November 30, 1995, accumulated net unrealized appreciation on investments was $69,530,894, consisting of $81,268,744 gross unrealized appreciation and $11,737,850 gross unrealized depreciation.
    At November 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS CALIFORNIA TAX EXEMPT BOND FUND, INC.
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus California Tax Exempt Bond Fund, Inc., including the statement of investments, as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended May 31, 1995 and financial highlights for each of the five years in the period ended May 31, 1995 and in our report dated June 30, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


(Ernst & Young LLP  Signature logo)

New York, New York
January 5, 1996


(Dreyfus lion "d" logo)
DREYFUS CALIFORNIA
TAX EXEMPT BOND FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903


Further information is contained
in the Prospectus, which must
precede or accompany this report.


Printed in U.S.A.                           928SA9511
(Dreyfus Logo)
California
Tax Exempt
Bond Fund, Inc.
Semi-Annual
Report
November 30, 1995